UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07091

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Florida Municipal Money Market Fund

ANNUAL REPORT November 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Florida Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO
Dear Shareholder:

We are pleased to present this annual report for Dreyfus Florida Municipal Money Market Fund, covering the 12-month period from December 1, 2005, through November 30, 2006.

Although reports of declining housing prices have raised some economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong, and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of November, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, while the Federal Reserve Board remains “on hold” as it assesses new releases of economic data. As always, we encourage you to discuss the implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus Florida Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2006, the fund produced a yield of 2.86% . Taking into account the effects of compounding, the fund produced an effective yield of 2.90% .1

Yields of tax-exempt money market securities rose along with short-term interest rates early in the reporting period before stabilizing when the Federal Reserve Board (the “Fed”) refrained from further rate hikes in the summer and fall of 2006.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests at least 80% of its net assets in municipal obligations that provide income exempt from federal personal income tax, and which enable the fund’s shares to be exempt from the Florida intangible personal property tax. In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments in which the fund invests. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in Florida’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable the fund to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn cause us to lengthen the fund’s average maturity if purchased. If we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

anticipate limited new-issue supply, we may then look to extend the fund’s average maturity in an effort to take advantage of then-current yields. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

As it had since June 2004, the Fed continued to raise short-term interest rates at the start of the reporting period. Nonetheless, the U.S. economy gained momentum in the opening months of 2006 as labor markets strengthened. In May, resurgent energy prices and hawkish comments from Fed members caused inflation concerns to intensify, prompting investors to conclude that the Fed might raise interest rates more than they previously expected. In fact, the Fed raised short-term interest rates at each of its meetings through the end of June 2006, driving the overnight federal funds rate to 5.25% .

Concerns regarding higher inflation waned during the summer,however, when U.S. housing markets softened and employment gains moderated. As a result, investors looked forward to a possible end to the Fed’s tightening campaign.The Fed obliged at its August, September and October meetings by holding the federal funds rate steady, its first pauses in more than two years. Energy prices fell significantly in the late summer and fall, and GDP growth moderated to a 2.2% annualized rate in the third quarter, down from 2.6% in the second quarter, helping to ease investors’ inflation fears.

The growing U.S. economy benefited Florida’s fiscal condition as tax receipts came in higher than originally projected.Although the supply of newly issued Florida instruments remained relatively stable, other states had less need to borrow, causing the national supply of newly issued municipal money market securities to decline compared to the same period one year earlier. Yet, investor demand remained robust, putting downward pressure on yields.

4

As inflation-related concerns ebbed over the summer and fall, yields of longer-term municipal securities declined while those of shorter-dated municipal money market securities remained stable.This left little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore focused mainly on instruments maturing in six months or less, which put additional downward pressure on yields at the short end of the maturity range.

In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be in line with industry averages. However, with yields relatively low from municipal notes and variable-rate demand notes at the long and short ends of the fund’s maturity spectrum, respectively, we increased our focus on tax-exempt commercial paper with maturities in the three- to five-month range.

What is the fund’s current strategy?

Recent Fed comments and evidence of slower economic growth suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future. While we have maintained the fund’s market-neutral position, we may lengthen its weighted average maturity to take advantage of seasonal opportunities for higher yields that typically arise near year-end. Of course, we are prepared to adjust our strategies as market conditions continue to evolve.

December 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund would have produced a yield of 2.83% and an effective yield of 2.87%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unadited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Florida Municipal Money Market Fund from June 1, 2006 to November 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2006

Expenses paid per $1,000 †	$ 2.93
Ending value (after expenses)	$1,015.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2006

Expenses paid per $1,000 †	$ 2.94
Ending value (after expenses)	$1,022.16

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2006
Short-Term	Coupon	Maturity	Principal
Investments—100.4%	Rate (%)	Date	Amount ($)	Value ($)

Alachua County,
Revenue (North Central
Florida YMCA, Inc. Project)
(LOC; SouthTrust Bank)	3.76	12/7/06	1,630,000 [a]	1,630,000
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; Merrill Lynch)	3.59	12/7/06	3,365,000 [a,b]	3,365,000
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wachovia Bank)	3.53	12/7/06	840,000 [a]	840,000
Broward County,
GO Notes, Refunding	5.00	1/1/07	500,000	500,571
Broward County,
IDR (GB Instruments Inc.
Project) (LOC; Bank of America)	3.63	12/7/06	1,960,000 [a]	1,960,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.60	12/8/06	4,354,000	4,354,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American International
Group Funding Inc.)	3.63	12/7/06	14,500,000 [a]	14,500,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	3.57	12/7/06	8,500,000 [a]	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.57	12/7/06	10,000 [a,b]	10,000
Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.56	12/7/06	25,840,000 [a,b]	25,840,000
Collier County Housing Finance
Authority, MFHR (George
Washington Carver Apartments)
(LOC; PNC Bank)	3.60	12/7/06	3,000,000 [a]	3,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Collier County Industrial
Development Authority, IDR (March
Project) (LOC; Wachovia Bank)	3.63	12/7/06	2,810,000 [a]	2,810,000
Dade County,
Resource Recovery Facility
Revenue, Refunding
(Insured; AMBAC)	5.30	10/1/07	100,000	101,254
Dade County Industrial Development
Authority, IDR (Spectrum
Programs Inc. Project)
(LOC; Bank of America)	3.55	12/7/06	435,000 [a]	435,000
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust Bank)	3.64	12/7/06	725,000 [a]	725,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.57	12/7/06	1,955,000 [a,b]	1,955,000
Florida Development Finance
Corporation, IDR (Air Technology)
(LOC; Wachovia Bank)	3.63	12/7/06	2,000,000 [a]	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	3.63	12/7/06	2,975,000 [a]	2,975,000
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc. Project)
(LOC; Wachovia Bank)	3.63	12/7/06	1,330,000 [a]	1,330,000
Florida Development Finance
Corporation, IDR (Downey Glass
Industries, LLC Project)
(LOC; Wachovia Bank)	3.63	12/7/06	645,000 [a]	645,000
Florida Development Finance
Corporation, IDR (DSLA Realty
LC Project) (LOC; SunTrust Bank)	3.79	12/7/06	1,270,000 [a]	1,270,000
Florida Development Finance
Corporation, IDR (Energy Planning
Associates Corporation Project)
(LOC; Wachovia Bank)	3.63	12/7/06	1,340,000 [a]	1,340,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Development Finance
Corporation, IDR (Enterprise
2650 LLC Project)
(LOC; Wachovia Bank)	3.63	12/7/06	985,000 [a]	985,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project)
(LOC; Wachovia Bank)	3.63	12/7/06	2,200,000 [a]	2,200,000
Florida Development Finance
Corporation, IDR (Florida Steel
Project) (LOC; Wachovia Bank)	3.63	12/7/06	915,000 [a]	915,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	3.63	12/7/06	1,910,000 [a]	1,910,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project)
(LOC; Wachovia Bank)	3.63	12/7/06	1,600,000 [a]	1,600,000
Florida Development Finance
Corporation, IDR (Kelray Real Estate
Project) (LOC; Wachovia Bank)	3.63	12/7/06	810,000 [a]	810,000
Florida Development Finance
Corporation, IDR (Octex
Corporation Project)
(LOC; Wachovia Bank)	3.63	12/7/06	150,000 [a]	150,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project)
(LOC; SunTrust Bank)	3.79	12/7/06	930,000 [a]	930,000
Florida Development Finance
Corporation, IDR (Retro
Elevator Corporation Project)
(LOC; Wachovia Bank)	3.63	12/7/06	795,000 [a]	795,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project)
(LOC; SunTrust Bank)	3.59	12/7/06	700,000 [a]	700,000
Florida Development Finance
Corporation, IDR (Trese Inc.
Project) (LOC; Wachovia Bank)	3.63	12/7/06	980,000 [a]	980,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	3.64	12/7/06	1,720,000 [a]	1,720,000
Florida Development Finance
Corporation, IDR, Refunding
(Charlotte Community Project)
(LOC; SunTrust Bank)	3.54	12/7/06	1,320,000 [a]	1,320,000
Florida Gas Utility,
Revenue (Gas Project Number 1)
(Insured; FSA)	5.00	12/1/06	100,000	100,000
Gulf Breeze, Healthcare Facilities
Revenue (Heritage Healthcare
Project) (Liquidity Facility;
AIG SunAmerica Assurance)	3.65	12/7/06	17,030,000 [a]	17,030,000
Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Tampa International
Airport) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.57	12/7/06	1,975,000 [a,b]	1,975,000
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	3.58	12/7/06	2,600,000 [a]	2,600,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	3.60	12/7/06	4,000,000 [a]	4,000,000
Hillsborough County Industrial
Development Authority, IDR,
Refunding (Leslie Controls Inc.)
(LOC; SunTrust Bank)	3.59	12/7/06	3,535,000 [a]	3,535,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.53	12/7/06	4,300,000 [a]	4,300,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	3.70	10/1/07	1,530,000	1,530,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	3.64	12/7/06	2,060,000 [a]	2,060,000
Jacksonville Health Facilities
Authority, Health Facilities
Revenue (River Garden/Coves
Project) (LOC; Wachovia Bank)	3.53	12/7/06	455,000 [a]	455,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	1/19/07	5,000,000	5,000,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	1/19/07	5,000,000	5,000,000
JEA,
Electric System Subordinated
Revenue (Liquidity Facility;
Bank of America)	3.65	12/1/06	1,000,000 [a]	1,000,000
Lake County Industrial Development
Authority, Revenue (Locklando
Door and Millwork, Inc.
Project) (LOC; Wachovia Bank)	3.58	12/7/06	3,205,000 [a]	3,205,000
Lee County Educational Facilities
Authority, Educational
Facilities Revenue
(International College
Foundation Inc. Project)
(LOC; SunTrust Bank)	3.59	12/7/06	1,875,000 [a]	1,875,000
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	3.57	12/7/06	6,035,000 [a]	6,035,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.57	12/7/06	1,860,000 [a,b]	1,860,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured; AMBAC)	3.45	3/1/07	12,000,000	12,000,000
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Insured; Transamerica
Life and Insurance)	3.90	9/5/07	4,600,000	4,600,000
Lee Memorial Health System Board
of Directors, HR (Lee Memorial
Health System)	3.68	12/1/06	5,000,000 [a]	5,000,000
Lee Memorial Health System Board
of Directors, HR (Lee Memorial
Health System)	3.54	12/7/06	13,300,000 [a]	13,300,000
Leesburg,
HR (The Villages Regional
Hospital Project) (Insured;
Radian and Liquidity Facility;
Bank of Nova Scotia)	3.54	12/7/06	12,000,000 [a]	12,000,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	3.60	12/7/06	2,100,000 [a]	2,100,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	3.63	12/7/06	2,500,000 [a]	2,500,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.63	12/1/06	15,500,000 [a]	15,500,000
Miami-Dade County Expressway
Authority, Toll System Revenue
(Putters Program) (Insured;
FGIC and Liquidity Facility;
PB Finance Inc.)	3.53	12/7/06	2,585,000 [a,b]	2,585,000
Miami-Dade County Industrial
Development Authority, IDR
(Dutton Press Inc. Project)
(LOC; SunTrust Bank)	3.59	12/7/06	1,720,000 [a]	1,720,000
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	3.78	12/7/06	2,115,000 [a]	2,115,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	3.58	12/7/06	2,860,000 [a]	2,860,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	3.59	12/7/06	2,250,000 [a]	2,250,000
Miami-Dade County Industrial
Development Authority, SWDR
(Waste Management, Inc.
Project) (Liquidity Facility;
Lloyds TSB Bank PLC)	3.58	12/7/06	4,245,000 [a,b]	4,245,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.66	3/27/07	6,500,000	6,500,000
Orange County Housing Finance
Authority, MFHR (Windsor
Pines Project) (LOC;
Bank of America)	3.56	12/7/06	1,300,000 [a]	1,300,000
Orange County Industrial
Development Authority, Revenue
(Lake Highland Preparatory
School, Inc. Project) (LOC;
Wachovia Bank)	3.53	12/7/06	4,795,000 [a]	4,795,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project)
(LOC; Wachovia Bank)	3.53	12/7/06	900,000 [a]	900,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project)
(LOC; Wachovia Bank)	3.58	12/7/06	220,000 [a]	220,000
Orange County Industrial
Development Authority, Revenue
(University of Central Florida
Foundation Inc. Project)
(LOC; Wachovia Bank)	3.53	12/7/06	3,985,000 [a]	3,985,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Orlando-Orange County Expressway
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.53	12/7/06	4,990,000 [a,b]	4,990,000
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply Inc. Project) (LOC;
Wachovia Bank)	3.58	12/7/06	2,705,000 [a]	2,705,000
Palm Beach County Housing Finance
Authority, MFHR (Azalea Place
Apartments Project) (LOC;
SunTrust Bank)	3.56	12/7/06	1,000,000 [a]	1,000,000
Pasco County Educational
Facilities Authority, College
and University Revenue (Saint
Leo University Project) (LOC;
Amsouth Bank)	3.75	12/7/06	310,000 [a]	310,000
Peace River/Manasota Regional
Water Supply Authority,
Utility System Revenue
(Insured; FSA and Liquidity
Facility; PB Finance Inc.)	3.53	12/7/06	3,940,000 [a,b]	3,940,000
Pinellas County Housing Finance
Authority, MFHR (Alta Largo
Apartments Project) (LOC;
Amsouth Bank)	3.56	12/7/06	7,000,000 [a]	7,000,000
Pinellas County Housing Finance
Authority, SFMR (GIC; Rabobank
and Liquidity Facility; Merrill Lynch)	3.55	12/7/06	1,800,000 [a,b]	1,800,000
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	3.64	12/7/06	1,830,000 [a]	1,830,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	3.64	12/7/06	1,565,000 [a]	1,565,000
Pinellas County Industrial
Development Authority, IDR
(Sure-Feed Engineering
Project) (LOC; Bank of America)	3.60	12/7/06	340,000 [a]	340,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	3.63	12/7/06	2,350,000 [a]	2,350,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	3.55	12/7/06	500,000 [a]	500,000
Pinellas County Industry Council,
Revenue (LLC Day School
Project) (LOC; Wachovia Bank)	3.58	12/7/06	130,000 [a]	130,000
Polk County Industrial Development
Authority, IDR (Elite Building
Products, Inc. Project) (LOC;
Wachovia Bank)	3.63	12/7/06	1,890,000 [a]	1,890,000
Polk County Industrial Development
Authority, IDR (Florida Treatt Inc.
Project) (LOC; Bank of America)	3.60	12/7/06	3,855,000 [a]	3,855,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project)
(LOC; Wachovia Bank)	3.58	12/7/06	2,330,000 [a]	2,330,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc. Project)	3.61	12/7/06	5,335,000 [a]	5,335,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc. Project)	3.61	12/7/06	2,230,000 [a]	2,230,000
Riviera Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	3.59	12/7/06	2,030,000 [a]	2,030,000
Roaring Fork Municipal Products
LLC, Revenue (Hillsborough
County Aviation Authority)
(Insured; AMBAC and Liquidity
Facility; The Bank of New York)	3.63	12/7/06	7,870,000 [a,b]	7,870,000
Saint John’s County Industrial
Development Authority, Health
Facilites Revenue (Coastal
Health Care Investors, Ltd.
Project) (LOC; SunTrust Bank)	3.60	12/7/06	1,400,000 [a]	1,400,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Saint John’s County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	3.81	12/7/06	1,215,000 [a]	1,215,000
Saint Lucie County,
IDR (A-1 Roof Trusses Company
Project) (LOC; SouthTrust Bank)	3.81	12/7/06	1,105,000 [a]	1,105,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project)
(LOC; Wachovia Bank)	3.58	12/7/06	1,930,000 [a]	1,930,000
Sumter County Industrial
Development Authority, IDR
(Robbins Manufacturing Company
Project) (LOC; Wachovia Bank)	3.58	12/7/06	500,000 [a]	500,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.67	12/1/06	2,600,000 [a]	2,600,000
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	3.63	12/7/06	1,000,000 [a]	1,000,000
Volusia County Industrial
Development Authority, IDR
(Easter Seals Society of Volusia
and Flager Counties Inc. Project)
(LOC; Wachovia Bank)	3.58	12/7/06	370,000 [a]	370,000

Total Investments (cost $321,255,825)			100.4%	321,255,825

Liabilities, Less Cash and Receivables			(.4%)	(1,325,596)

Net Assets			100.0%	319,930,229

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $60,435,000 or 18.9% of net assets.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	74.1
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	4.5
Not Rated [d]	Not Rated [d]	Not Rated [d]	21.4
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	321,255,825	321,255,825
Interest receivable		1,415,079
Prepaid expenses		19,748
		322,690,652

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		128,972
Cash overdraft due to Custodian		2,531,869
Payable for shares of Beneficial Interest redeemed		2,007
Accrued expenses		97,575
		2,760,423

Net Assets ($)		319,930,229

Composition of Net Assets ($):
Paid-in capital		319,930,229

Net Assets ($)		319,930,229

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		319,930,229
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended November 30, 2006
Investment Income ($):
Interest Income	12,736,249
Expenses:
Management fee—Note 2(a)	1,862,964
Shareholder servicing costs—Note 2(b)	96,599
Trustees’ fees and expenses—Note 2(c)	85,354
Professional fees	55,274
Custodian fees	40,505
Registration fees	28,646
Prospectus and shareholders’ reports	19,951
Miscellaneous	27,311
Total Expenses	2,216,604
Less—reduction in management fee
due to undertaking—Note 2(a)	(38,407)
Net Expenses	2,178,197
Investment Income—Net	10,558,052

Net Unrealized Appreciation (Depreciation)
on Investments—Note 1(b) ($)	(101)
Net Increase in Net Assets Resulting from Operations	10,557,951

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Five Months Ended	Year Ended
	November 30, 2006	November 30, 2005 [a]	June 30, 2005

Operations ($):
Investment income—net	10,558,052	3,256,326	4,311,291
Net realized gain (loss)
on investments	—	—	901
Net unrealized appreciation
(depreciation) on investments	(101)	101	—
Net Increase (Decrease) in
Net Assets Resulting
from Operations	10,557,951	3,256,427	4,312,192

Dividends to Shareholders from ($):
Investment income—net:	(10,558,052)	(3,256,326)	(4,311,291)

Beneficial Interest Transactions
($1.00 per share):
Net proceeds from shares sold	1,559,237,599	624,031,201	1,353,281,506
Dividends reinvested	10,105,248	3,136,776	4,134,399
Cost of shares redeemed	(1,650,096,911)	(559,112,623)	(1,336,916,939)
Increase (Decrease) in Net
Assets from Beneficial
Interest Transactions	(80,754,064)	68,055,354	20,498,966
Total Increase (Decrease)
in Net Assets	(80,754,165)	68,055,455	20,499,867

Net Assets ($):
Beginning of Period	400,684,394	332,628,939	312,129,072
End of Period	319,930,229	400,684,394	332,628,939

[a] The fund has changed its fiscal year end from June 30 to November 30. See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Five Months
Year Ended		Ended
November 30,		November 30,		Year Ended June 30,

	2006	2005 [a]	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.029	.009	.013	.005	.008	.015
Distributions:
Dividends from investment
income—net	(.029)	(.009)	(.013)	(.005)	(.008)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.90	2.03[b]	1.26	.49	.82	1.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.60[b]	.60	.61	.63	.62
Ratio of net expenses
to average net assets	.58	.60[b]	.59	.60	.60	.59
Ratio of net investment
income to average
net assets	2.83	2.06[b]	1.27	.49	.80	1.43

Net Assets, end of period
($ X 1,000)	319,930	400,684	332,629	312,129	265,683	215,333

[a] The fund has changed its fiscal year end from June 30 to November 30.
[b] Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Florida Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

On August 2, 2005, the Board of Directors approved a change in the fund’s fiscal year end from June 30 to November 30.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

24

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At November 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2006 and November 30, 2005, were all tax exempt income.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

At November 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken December 1, 2005 through November 30, 2006, to reduce the management fee paid by the fund, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .60% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $38,407 during the period ended November 30, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2006, the fund was charged $60,834 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2006, the fund was charged $19,187 pursuant to the transfer agency agreement.

26

During the period ended November 30, 2006, the fund was charged $4,184 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $130,847, chief compliance officer fees $1,704 and transfer agency per account fees $3,360 which are offset against an expense reimbursement currently in effect in the amount of $6,939.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Florida Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Florida Municipal Money Market Fund, including the statement of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and others or by appropriate auditing procedures where replies from others were not received.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Florida Municipal Money Market Fund at November 30, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York January 28, 2007
28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal period ended November 30, 2006 as “exempt-interest dividends” (not subject to regular federal income tax and, for individuals who are Florida residents, not subject to taxation by Florida). As required by federal tax law rules, shareholders will receive notification of their portion of the Fund’s exempt-interest dividends paid for the 2006 calendar year on Form 1099-INT, which will be mailed by January 31, 2007.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63) Chairman of the Board (1995) Principal Occupation During Past 5 Years: • Corporate Director and Trustee Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 190
———————

Gordon J. Davis (65)
Board Member (1993)

Principal Occupation During Past 5 Years:

  Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 37

———————
David P. Feldman (67)
Board Member (1993)

Principal Occupation During Past 5 Years: • Corporate Director and Trustee Other Board Memberships and Affiliations:
  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 57
———————

Lynn Martin (66)
Board Member (1993)

Principal Occupation During Past 5 Years:

  Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its Council for the Advancement of Women from March 1993-September 2005
  Advisor to Ameritech (11/05 to present)
  Other Board Memberships and Affiliations:
  SBC Communications, Inc., Director
  AT&T Inc., Director
  Ryder System, Inc., a supply chain and transportation management company, Director
  The Proctor & Gamble Co., a consumer products company, Director
  Constellation Energy Group, Director
  Chicago Council on Foreign Relations

No. of Portfolios for which Board Member Serves: 9

30

Daniel Rose (77) Board Member (1993) Principal Occupation During Past 5 Years:
  Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
  Baltic-American Enterprise Fund,Vice Chairman and Director
  Harlem Educational Activities Fund, Inc., Chairman
  Housing Committee of the Real Estate Board of New York, Inc., Director

No. of Portfolios for which Board Member Serves: 18
———————

Philip L. Toia (73)
Board Member (1997)

Principal Occupation During Past 5 Years:

• Retired

No. of Portfolios for which Board Member Serves: 9
———————

Sander Vanocur (78)
Board Member (1993)

Principal Occupation During Past 5 Years:

• President, Old Owl Communications

No. of Portfolios for which Board Member Serves: 18
———————

Anne Wexler (76)
Board Member (1994)

Principal Occupation During Past 5 Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation

No. of Portfolios for which Board Member Serves: 57
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 31

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since	JOSEPH M. CHIOFFI, Vice President and
December 2006.	Assistant Secretary since August 2005.
Chief Operating Officer,Vice Chairman and a	Associate General Counsel of the Manager,
director of the Manager, and an officer of 90	and an officer of 91 investment companies
investment companies (comprised of 190	(comprised of 206 portfolios) managed by the
portfolios) managed by the Manager. He is 58	Manager. He is 45 years old and has been an
years old and has been an employee of the	employee of the Manager since June 2000.

Manager since April 1, 1998.	JANETTE E. FARRAGHER, Vice President
MARK N. JACOBS, Vice President since	and Assistant Secretary since
March 2000.	August 2005.
Executive Vice President, Secretary and	Associate General Counsel of the Manager,
General Counsel of the Manager, and an	and an officer of 91 investment companies
officer of 91 investment companies (comprised	(comprised of 206 portfolios) managed by the
of 206 portfolios) managed by the Manager.	Manager. She is 43 years old and has been an
He is 60 years old and has been an employee	employee of the Manager since February 1984.

of the Manager since June 1977.	JOHN B. HAMMALIAN, Vice President and
MICHAEL A. ROSENBERG, Vice President	Assistant Secretary since August 2005.
and Secretary since August 2005.	Associate General Counsel of the Manager,
Associate General Counsel of the Manager,	and an officer of 91 investment companies
and an officer of 91 investment companies	(comprised of 206 portfolios) managed by the
(comprised of 206 portfolios) managed by the	Manager. He is 43 years old and has been an
Manager. He is 46 years old and has been an	employee of the Manager since February 1991.

employee of the Manager since October 1991.	ROBERT R. MULLERY, Vice President and
JAMES BITETTO, Vice President and	Assistant Secretary since August 2005.
Assistant Secretary since August 2005.	Associate General Counsel of the Manager,
Associate General Counsel and Assistant	and an officer of 91 investment companies
Secretary of the Manager, and an officer of 91	(comprised of 206 portfolios) managed by the
investment companies (comprised of 206	Manager. He is 54 years old and has been an
portfolios) managed by the Manager. He is 40	employee of the Manager since May 1986.

years old and has been an employee of the	JEFF PRUSNOFSKY, Vice President and
Manager since December 1996.	Assistant Secretary since August 2005.
JONI LACKS CHARATAN, Vice President	Associate General Counsel of the Manager,
and Assistant Secretary since	and an officer of 91 investment companies
August 2005.	(comprised of 206 portfolios) managed by the
Associate General Counsel of the Manager,	Manager. He is 41 years old and has been an
and an officer of 91 investment companies	employee of the Manager since October 1990.
(comprised of 206 portfolios) managed by the
Manager. She is 51 years old and has been an
employee of the Manager since October 1988.

32

JAMES WINDELS, Treasurer since	JOSEPH W. CONNOLLY, Chief Compliance
November 2001.	Officer since October 2004.
Director – Mutual Fund Accounting of the	Chief Compliance Officer of the Manager and
Manager, and an officer of 91 investment	The Dreyfus Family of Funds (91 investment
companies (comprised of 206 portfolios)	companies, comprised of 206 portfolios). From
managed by the Manager. He is 48 years old	November 2001 through March 2004, Mr.
and has been an employee of the Manager	Connolly was first Vice-President, Mutual
since April 1985.	Fund Servicing for Mellon Global Securities

ERIK D. NAVILOFF, Assistant Treasurer	Services. In that capacity, Mr. Connolly was
since August 2005.	responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
Senior Accounting Manager – Taxable Fixed	services to third-party mutual fund clients. He
Income Funds of the Manager, and an officer	is 49 years old and has served in various
of 91 investment companies (comprised of 206	capacities with the Manager since 1980,
portfolios) managed by the Manager. He is 38	including manager of the firm’s Fund
years old and has been an employee of the	Accounting Department from 1997 through
Manager since November 1992.	October 2001.

ROBERT ROBOL, Assistant Treasurer	WILLIAM GERMENIS, Anti-Money
since August 2003.	Laundering Compliance Officer since
Senior Accounting Manager – Money Market	October 2002.
and Municipal Bond Funds of the Manager,	Vice President and Anti-Money Laundering
and an officer of 91 investment companies	Compliance Officer of the Distributor, and the
(comprised of 206 portfolios) managed by the	Anti-Money Laundering Compliance Officer
Manager. He is 42 years old and has been an	of 87 investment companies (comprised of 202
employee of the Manager since October 1988.	portfolios) managed by the Manager. He is 36
ROBERT SVAGNA, Assistant Treasurer	years old and has been an employee of the
since August 2005.	Distributor since October 1998.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 91 investment
companies (comprised of 206 portfolios)
managed by the Manager. He is 39 years old
and has been an employee of the Manager
since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.
Tax Manager of the Investment Accounting
and Support Department of the Manager, and
an officer of 91 investment companies
(comprised of 206 portfolios) managed by the
Manager. He is 38 years old and has been an
employee of the Manager since April 1991.

The Fund 33

For More	Information

Dreyfus Florida	Transfer Agent &
Municipal Money	Dividend Disbursing Agent
Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $65,788 in 2005 and $34,457 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,846 in 2005 and $3,347 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $50 in 2005 and $98 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $917,339 in 2005 and $375,571 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 29, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a) (1)